PROPERTY AND EQUIPMENT, Description of Lease Activities, Other Lease Disclosures and Security Interest on Property and Equipment (Details) $ in Millions	12 Months Ended
	Jun. 30, 2020 USD ($) Lease	Jun. 30, 2019 USD ($) Lease
Other lease disclosures [Abstract]
Interest expense on lease liabilities	$ 6.5	$ 4.4
Expense incurred relating to short-term leases	1.0	1.0
Expense relating to other variable lease payments	0.0
Cash outflow for leases	12.2	10.5
Amount of impact of IFRS 16 on lease payments	$ 9.1	$ 8.4
Number of leases related to right of use assets | Lease	94	87
Number of new leases | Lease	25	23
Number of disposal leases | Lease	18	6
Security Interest on property and equipment [Abstract]
Assets pledged as security	$ 7.0	$ 8.0
Bottom of Range [Member]
Description of lease activities [Abstract]
Leases term	3 years
Operating leases term	2 years
Top of Range [Member]
Description of lease activities [Abstract]
Leases term	5 years
Operating leases term	14 years